SUPPLEMENTAL INFORMATION SUPPLEMENTAL INFORMATION (Details)	1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 30, 2015	Mar. 31, 2015 company shares	Sep. 30, 2014 company shares	Apr. 30, 2014 company shares	Mar. 31, 2015 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Supplemental Information Table [Line Items]
Number of SPCs acquired		12					13
Number of subsidiaries	1					1
Frontline 2012 [Member]
Supplemental Information Table [Line Items]
Number of SPCs acquired | company		12	13	5
Common Stock [Member]
Supplemental Information Table [Line Items]
Number of shares issued as consideration				15,500,000
Common Stock [Member] | Frontline 2012 [Member]
Supplemental Information Table [Line Items]
Number of shares issued as consideration		31,000,000	31,000,000	15,500,000	31,000,000	0	0